UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        2/9/2010
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      642322
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    21351   100961 SH       SOLE                   100961
Amgen                           COM             031162100    18876   333840 SH       SOLE                   333840
AMAZON.COM                      COM             023135106    29144   219549 SH       SOLE                   219549
AutoNation                      COM             05329W102    21762  1130823 SH       SOLE                  1130823
Air Products                    COM             009158106    21516   264006 SH       SOLE                   264006
Apollo Group                    COM             037604105    15800   258827 SH       SOLE                   258827
BOEING CO                       COM             097023105    21669   383771 SH       SOLE                   383771
BB&T Corporation                COM             054937107    20001   779449 SH       SOLE                   779449
Bemis Co                        COM             081437105    20804   705041 SH       SOLE                   705041
Cardinal Health                 COM             14149Y108    22471   703462 SH       SOLE                   703462
Colgate-Palmolive Co            COM             194162103    20345   247630 SH       SOLE                   247630
Dow Chemical Co                 COM             260543103    22426   760598 SH       SOLE                   760598
DIRECTV GROUP INC               COM             25490A101    24456   732222 SH       SOLE                   732222
EMC Corporation                 COM             268648102    22340  1260439 SH       SOLE                  1260439
Ford Motor Co                   COM             345370860    28035  2647773 SH       SOLE                  2647773
Home Depot                      COM             437076102    19001   665954 SH       SOLE                   665954
HEWLETT PACKARD CO              COM             428236103    23396   451015 SH       SOLE                   451015
INTERNATIONAL BUSINESS MACHS    COM             459200101    20622   159034 SH       SOLE                   159034
McAfee                          COM             579064106    17672   441081 SH       SOLE                   441081
Microsoft                       COM             594918104    23490   769563 SH       SOLE                   769563
ORACLE CORP                     COM             68389X105    21012   859062 SH       SOLE                   859062
Pitney-Bowes                    COM             724479100    15780   715594 SH       SOLE                   715594
Qualcomm                        COM             747525103    19032   404372 SH       SOLE                   404372
The Charles Schwab Corp         COM             808513105    20658  1067538 SH       SOLE                  1067538
Sara Lee                        COM             803111103    21338  1748840 SH       SOLE                  1748840
Southwestern Energy Co          COM             845467109    25928   513937 SH       SOLE                   513937
Sysco Corp                      COM             871829107    20148   727316 SH       SOLE                   727316
Walgreen                        COM             931422109    18773   513057 SH       SOLE                   513057
Western Digital Corp            COM             958102105    26185   576417 SH       SOLE                   576417
WAL MART STORES INC             COM             931142103    18291   343877 SH       SOLE                   343877